Supplement to the

Strategic Advisers® Multi-Manager Target Date Funds

Strategic Advisers® Multi-Manager Income Fund (FEBPX), Strategic Advisers Multi-Manager 2005 Fund (FEHPX),
Strategic Advisers Multi-Manager 2010 Fund (FEMPX), Strategic Advisers Multi-Manager 2015 Fund (FEJPX),
Strategic Advisers Multi-Managers 2020 Fund (FEKPX), Strategic Advisers Multi-Manager 2025 Fund (FEDPX),
Strategic Advisers Multi-Manager 2030 Fund (FECPX), Strategic Advisers Multi-Manager 2035 Fund (FENPX),
Strategic Advisers Multi-Manager 2040 Fund (FEWPX), Strategic Advisers Multi-Manager 2045 Fund (FEZPX),
Strategic Advisers Multi-Manager 2050 Fund (FEYPX), and Strategic Advisers Multi-Manager 2055 Fund (FESPX)

Funds of Fidelity Boylston Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 56.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Strategic Advisers Multi-Manager Income Fund	none	none
Strategic Advisers Multi-Manager 2005 Fund	none	none
Strategic Advisers Multi-Manager 2010 Fund	none	none
Strategic Advisers Multi-Manager 2015 Fund	none	none
Strategic Advisers Multi-Manager 2020 Fund	none	none
Strategic Advisers Multi-Manager 2025 Fund	none	none
Strategic Advisers Multi-Manager 2030 Fund	none	none
Strategic Advisers Multi-Manager 2035 Fund	none	none
Strategic Advisers Multi-Manager 2040 Fund	none	none
Strategic Advisers Multi-Manager 2045 Fund	none	none
Strategic Advisers Multi-Manager 2050 Fund	none	none
Strategic Advisers Multi-Manager 2055 Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Strategic Advisers Multi-Manager Income Fund	none	none	none	none
Strategic Advisers Multi-Manager 2005 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2010 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2015 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2020 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2025 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2030 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2035 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2040 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2045 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2050 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2055 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Strategic Advisers Multi-Manager Income Fund	none	none	none	none
Strategic Advisers Multi-Manager 2005 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2010 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2015 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2020 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2025 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2030 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2035 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2040 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2045 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2050 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2055 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
OLFB-14-03  December 16, 2014
1.9585673.103

Supplement to the

Strategic Advisers® Multi-Manager Target Date Funds

Fund	Class L	Class N
Strategic Advisers® Multi-Manager Income Fund	FMJPX	FMJQX
Strategic Advisers Multi-Manager 2005 Fund	FMJRX	FMJSX
Strategic Advisers Multi-Manager 2010 Fund	FMJTX	FMJUX
Strategic Advisers Multi-Manager 2015 Fund	FMJVX	FMJWX
Strategic Advisers Multi-Manager 2020 Fund	FMJYX	FMJZX
Strategic Advisers Multi-Manager 2025 Fund	FMJAX	FMJBX
Strategic Advisers Multi-Manager 2030 Fund	FMJIX	FMJJX
Strategic Advisers Multi-Manager 2035 Fund	FMJCX	FMJEX
Strategic Advisers Multi-Manager 2040 Fund	FJMVX	FMJKX
Strategic Advisers Multi-Manager 2045 Fund	FMJFX	FMJGX
Strategic Advisers Multi-Manager 2050 Fund	FMJLX	FMJMX
Strategic Advisers Multi-Manager 2055 Fund	FMJNX	FMJOX

Funds of Fidelity Boylston Street Trust

STATEMENT OF ADDITIONAL INFORMATION

May 30, 2014

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 55.

OLF-L-OLF-NB-14-04  December 16, 2014
1.9587292.103

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson
James C. Curvey

Strategic Advisers Multi-Manager Income Fund	none
none

Strategic Advisers Multi-Manager 2005 Fund	none
none

Strategic Advisers Multi-Manager 2010 Fund	none
none

Strategic Advisers Multi-Manager 2015 Fund	none
none

Strategic Advisers Multi-Manager 2020 Fund	none
none

Strategic Advisers Multi-Manager 2025 Fund	none
none

Strategic Advisers Multi-Manager 2030 Fund	none
none

Strategic Advisers Multi-Manager 2035 Fund	none
none

Strategic Advisers Multi-Manager 2040 Fund	none
none

Strategic Advisers Multi-Manager 2045 Fund	none
none

Strategic Advisers Multi-Manager 2050 Fund	none
none

Strategic Advisers Multi-Manager 2055 Fund	none
none

AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000
over $100,000

Independent Trustees

DOLLAR RANGE OF FUND SHARES
Elizabeth S. Acton
		Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Strategic Advisers Multi-Manager Income Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2005 Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2010 Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2015 Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2020 Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2025 Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2030 Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2035 Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2040 Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2045 Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2050 Fund
none
		none	none	none
Strategic Advisers Multi-Manager 2055 Fund
none
		none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY
over $100,000
		over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Strategic Advisers Multi-Manager Income Fund	none	none	none	none
Strategic Advisers Multi-Manager 2005 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2010 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2015 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2020 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2025 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2030 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2035 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2040 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2045 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2050 Fund	none	none	none	none
Strategic Advisers Multi-Manager 2055 Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000

The following information replaces similar information found in the "Fund Holdings Information" section on page 71.

Each fund's full holdings will be available monthly, 30 days after the month-end, and quarterly, 15 days after the quarter-end, on www.advisor.fidelity.com. Each fund will also provide a full list of monthly and quarterly holdings on www.401k.com (log in) as described above.